DESCRIPTION OF BUSINESS AND ACCOUNTING POLICIES - Recently Issued Accounting Standardst (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Jan. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right of use assets	$ 51,842	$ 60,681
Operating lease liabilities		$ 61,907
Adjustment | ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right of use assets			$ 14,700
Operating lease liabilities			15,000
Prepaid balances removed			600
Deferred rent balances removed			$ 900